Document and Entity Information	Mar. 28, 2023
Cover [Abstract]
Entity Registrant Name	Crane Co
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001944013
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 28, 2023
Entity File Number	1-41570
Entity Tax Identification Number	88-2846451
Entity Address, Address Line One	100 First Stamford Place
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	363-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	CR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false